General information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 DrillingUnit	Dec. 31, 2011		Dec. 31, 2010
General information [Abstract]
Number of offshore drilling units owned by the Company	43
Number of offshore drilling units under construction	23
Percentage of voting control for certain variable interest entities (in hundredths)	50.00%
Decrease in cash provided by operating activities	$ 133	$ 147		$ 90
Increase in cash used by investing activities		$ 147		$ 90
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	20.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	50.00%
Archer [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	39.90%	39.90%	[1]	0.00%	[1]

[1]	In February 2011, we deconsolidated our majority-owned subsidiary Archer (formerly Seawell Limited). Archer is now accounted for as an associated company.